Income and Other Taxes Payable - Schedule of Income and Other Taxes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Income and Other Taxes Payable [Abstract]
Taxes payable in installments	$ 28,839	$ 44,426
PIS / COFINS tax payable	18,604	15,378
ICMS / VAT / GST tax payable	38,487	37,868
Withholding income taxes	347,092	346,785
IPTU and others	106,618	75,932
Subtotal	539,640	520,389
Income taxes payable	242,634	233,027
Total	782,274	753,416
Breakdown:
Current liabilities	366,317	346,761
Non-current liabilities	415,957	406,655
Total	$ 782,274	$ 753,416